FUTURE ACCOUNTING DEVELOPMENTS (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
IFRS 9 [Member]
FUTURE ACCOUNTING DEVELOPMENTS (Details) [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	£ 1,300
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	(200)
IFRS9 Impact On Equity	1,200
IFRS 15 [Member]
FUTURE ACCOUNTING DEVELOPMENTS (Details) [Line Items]
IFRS15 Impact On Deferred Income	14
Increase (decrease) in equity	£ 11